CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets Concentrations [Member]
Concentration Risk [Line Items]
SCHEDULE OF CONCENTRATIONS RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s contract assets gross carrying amount as of December 31, 2024 and 2023.

	December 31,
Customers	2024		2023
	Amount $	%	Amount $	%
A	70,829	49	208,206	12
B	67,999	48	129,337	7
C	2,857	2	-	-
D	-	-	1,104,595	64
E	-	-	206,913	12
F	-	-	8,048	1

Retention Receivables Concentrations [Member]
Concentration Risk [Line Items]
SCHEDULE OF CONCENTRATIONS RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s retention receivables gross carrying amount as of December 31, 2024 and 2023.

	December 31,
Customers	2024		2023
	Amount $	%	Amount $	%
A	223,994	47	121,130	36
B	119,609	25	118,918	35
C	88,162	19	87,652	26
D	28,183	5	-	-
E	9,870	2	9,813	2
F	-	-	2,243	1

Customer Concentration [Member]
Concentration Risk [Line Items]
SCHEDULE OF CONCENTRATIONS RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
Customers	2024		2023		2022
	Amount $	%	Amount $	%	Amount $	%
A	892,015	24	2,029,487	30	155,649	4
B	876,610	23	4,003,100	58	2,023,154	49
C	728,783	20	132,387	2	-	-
D	645,511	17	-	-	636,467	15
E	100,367	3	-	-	-	-
F	-	-	483,285	7	-	-
G	-	-	33,335	1	-	-
H	-	-	-	-	490,940	12
I	-	-	-	-	356,516	9

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivables gross carrying amounts as of December 31, 2024 and 2023.

	December 31,
Customers	2024		2023
	Amount $	%	Amount $	%
A	915,637	63	424,761	10
B	288,401	20	3,520,014	84
C	172,758	12	132,748	3
D	50,430	3	-	-
E	13,702	1	-	-
F	-	-	39,367	1
G	-	-	20,776	1

Supplier Concentrations [Member]
Concentration Risk [Line Items]
SCHEDULE OF CONCENTRATIONS RISK

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
Suppliers	2024		2023		2022
	Amount $	%	Amount $	%	Amount $	%
A	987,282	28	1,242,479	28	-	-
B	321,688	9	-	-	-	-
C	267,784	8	-	-	-	-
D	167,278	5	-	-	-	-
E	164,876	5	-	-	-	-
F	-	-	407,880	9	513,533	16
G	-	-	239,673	5	-	-
H	-	-	223,995	5	-	-
I	-	-	163,748	4	-	-
J	-	-	-	-	383,152	12
K	-	-	-	-	255,586	8
L	-	-	-	-	252,014	8
M	-	-	-	-	222,456	7